Intangible Assets and Goodwill - Goodwill By Segment (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Jan. 02, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 9,185	$ 9,146	$ 9,810	$ 10,326
Currency translation/other	49	39	(664)	(516)
Goodwill, ending balance	9,234	9,185	9,146	9,810
Self Care
Goodwill [Roll Forward]
Goodwill, beginning balance	5,194	0	0	0
Currency translation/other	36	1	0	0
Goodwill, ending balance	5,230	5,194	0	0
Essential Health
Goodwill [Roll Forward]
Goodwill, beginning balance	1,626	0	0	0
Currency translation/other	12	7	0	0
Goodwill, ending balance	1,638	1,626	0	0
Skin Health and Beauty
Goodwill [Roll Forward]
Goodwill, beginning balance	2,365	0	0	0
Currency translation/other	1	31	0	0
Goodwill, ending balance	$ 2,366	$ 2,365	$ 0	$ 0